CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]		Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2012	$ (5,887)	$ 0	[1]	$ 118,247	$ (22)	$ (124,112)
Balance (in shares) at Dec. 31, 2012		604,195
Net loss	(27,450)	$ 0		0	0	(27,450)
Stock based compensation	796	0		796	0	0
Compensation granted in stock	94	$ 0	[1]	94	0	0
Compensation granted in stock (in Shares)		1,525
Issuance of stock MBTH conversion of due to related party	15,000
Conversion of 2011 Convertible Note Payable Principal Balance	15,000	$ 0	[1]	15,000	0	0
Conversion of 2011 Convertible Note Payable Principal Balance (in shares)		112,782
Issuance of stock in exchange for payment of interest on convertible debt	180	$ 0	[1]	180	0	0
Issuance of stock in exchange for payment of interest on convertible debt (in shares)		4,168
Issuance of stock for inducement of 2011 Convertible note payable	0	$ 0	[1]	0	0	0
Issuance of stock for inducement of 2011 Convertible note payable (in shares)		15,933
Issuance of stock for conversion of Bridge Loan and extinguishment	11,480	$ 0	[1]	11,480	0	0
Issuance of stock for conversion of Bridge Loan and extinguishment (in shares)		218,753
Issuance of Warrants - conversion of bridge loan	392	$ 0		392	0	0
Issuance of warrants for the Bridge Loan and extinguishment	401	0		401	0	0
Issuance of shares and warrants - IPO	6,751	$ 0	[1]	6,751	0	0
Issuance of shares and warrants - IPO (in shares)		133,780
Issuance of shares and warrants - IPO over-allotment	1,027	$ 0	[1]	1,027	0	0
Issuance of shares and warrants - IPO over-allotment (in shares)		20,067
Issuance of - shares, warrants, and modification of options for one-time agreement with MBTH	10,067	$ 0	[1]	10,067	0	0
Issuance of - shares, warrants, and modification of options for one-time agreement with MBTH (in shares)		159,946
Issuance of shares and warrants - secondary offering	9,147	$ 0	[1]	9,147	0	0
Issuance of shares and warrants - secondary offering (in shares)		571,500
Issuance of stock - secondary offering exercise of over-allotment	415	$ 0	[1]	415	0	0
Issuance of stock - secondary offering exercise of over-allotment (in shares)		25,500
Issuance of stock from exercise of warrants	3	$ 0	[1]	3	0	0
Issuance of stock from exercise of warrants (in shares)		86
Balance at Dec. 31, 2013	22,416	$ 0	[1]	174,000	(22)	(151,562)
Balance (in shares) at Dec. 31, 2013		1,868,235
Net loss	(18,978)	$ 0		0	0	(18,978)
Stock based compensation	625	0		625	0	0
Compensation granted in stock	307	$ 0	[1]	307	0	0
Compensation granted in stock (in Shares)		14,560
Issuance of stock MBTH conversion of due to related party	0
Issuance of stock - 15 million purchase agreement	439	$ 0	[1]	439	0	0
Issuance of stock - 15 million purchase agreement (in shares)		27,500
Issuance of stock as payment of 2011 and 2012 bonus	272	$ 0	[1]	272	0	0
Issuance of stock as payment of 2011 and 2012 bonus (in shares)		14,887
Issuance of stock in exchange for payment of interest on convertible debt	180	$ 0	[1]	180	0	0
Issuance of stock in exchange for payment of interest on convertible debt (in shares)		8,466
Issuance of stock - third offering	8,816	$ 0	[1]	8,816	0	0
Issuance of stock - third offering (in shares)		526,500
Issuance of stock - 1 million purchase agreement	961	$ 0	[1]	961	0	0
Issuance of stock - 1 million purchase agreement (in shares)		50,000
Issuance of stock - S-3 financing	1,302	$ 0	[1]	1,302	0	0
Issuance of stock - S-3 financing (in shares)		104,159
Issuance of stock to financing agent - Series A financing	17	$ 0	[1]	17	0	0
Issuance of stock to financing agent - Series A financing (in shares)		3,315
Balance at Dec. 31, 2014	16,357	$ 0	[1]	186,919	(22)	(170,540)
Balance (in shares) at Dec. 31, 2014		2,617,622
Net loss	(4,607)	$ 0		0	0	(3,537)
Stock based compensation	133	0		133	0	0
Compensation granted in stock	73	$ 0	[1]	73	0	0
Compensation granted in stock (in Shares)		10,343
Issuance of stock MBTH conversion of due to related party	1,756	$ 0	[1]	1,756	0	0
Issuance of stock MBTH conversion of due to related party (in shares)		399,114
Issuance of stock - 15 million purchase agreement	(45)	$ 0	[1]	(45)	0	0
Issuance of stock - 15 million purchase agreement (in shares)		0
Issuance of stock - Series A conversions	528	$ 0	[1]	528	0	0
Issuance of stock - Series A conversions (in shares)		239,247
Issuance of stock - Series B conversions - Related Party	703	$ 0	[1]	703	0	0
Issuance of stock - Series B conversions - Related Party (in shares)		222,791
Issuance of stock - Series B conversions - 31 Group	44	$ 0	[1]	44	0	0
Issuance of stock - Series B conversions - 31 Group (in shares)		44,910
Issuance of stock - Series C conversions	103	$ 0	[1]	103	0	0
Issuance of stock - Series C conversions (in shares)		88,251
Issuance of stock commitment shares - Series B financing - Related Party	24	$ 0	[1]	24	0	0
Issuance of stock commitment shares - Series B financing - Related Party (in shares)		5,310
Issuance of stock commitment shares - Series B financing - 31 Group	10	$ 0	[1]	10	0	0
Issuance of stock commitment shares - Series B financing - 31 Group (in shares)		2,462
Issuance of stock commitment shares - Series C financing	54	$ 0	[1]	54	0	0
Issuance of stock commitment shares - Series C financing (in shares)		11,864
Issuance of stock to financing agent - Series A financing	1,379
Balance at Mar. 31, 2015	$ 16,203	$ 0	[1]	$ 190,302	$ (22)	$ (174,077)
Balance (in shares) at Mar. 31, 2015		3,641,914

[1]	Less than $1